INCOME TAXES - Narratives (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
INCOME TAXES
Change in valuation allowance	¥ (9,438)	¥ 151,207	¥ 48,845
Combined statutory tax rate (as a percent)	30.62%	30.62%	30.62%
U.S. and domestic subsidiaries
INCOME TAXES
Change in valuation allowance	¥ 25,696	¥ 177,071	¥ 50,528
Subsidiaries in Taiwan
INCOME TAXES
Change in valuation allowance		¥ (25,864)	¥ (1,683)
Foreign subsidiary in Taiwan and domestic subsidiary
INCOME TAXES
Change in valuation allowance	¥ (35,135)
US
INCOME TAXES
Combined statutory tax rate (as a percent)	21.00%	21.00%	35.00%
Tax benefit from change in statutory tax rate		¥ 26,923